Income tax (Notes)	6 Months Ended
Jun. 30, 2013
Income Tax [Abstract]
Income Tax Disclosure [Text Block]
The provision for taxes is only attributable to the activities of certain affiliates of Blackwater. The details of the provision for taxes on income for the three and six months ended June 30, 2013 are as follows (in thousands):

Three and six months ended June 30, 2013
Federal income tax benefit at statutory rate	$304
State and local tax benefit	44
Income not subject to corporate-level tax	68
Other	(2)
Income tax benefit	414
Tax provision from discontinued operations	(39)
Income tax benefit from continuing operations	$375

The income tax provision related to continuing operations consist of the following (in thousands):

Three and six months ended June 30, 2013
Current income tax	$—
Deferred income tax benefit	375

Effective income tax rate	47%

The effective tax rate for the periods ended June 30, 2013 were greater than the statutory rate due to the inclusion in the financial statements of income of the parent company, which is not taxed at the corporate level.